WARRANTS	6 Months Ended
Jun. 30, 2025
Warrants
WARRANTS

Note 11      WARRANTS

On April 1, 2021, the Company entered into a securities purchase agreement with certain investors for an aggregate of 80,000 shares of its preferred stock at a per share purchase price of $2.50. As part of the transaction, the investors received one Class C warrant and one Class D warrant for the subscription of each preferred share. The Class C warrants consist of the right to purchase up to 80,000 shares of the Company’s common stock at an exercise price of $2.50 per share exercisable for 36 months from the date of inception. The Class D warrants consist of the right to purchase up to 80,000 shares of the Company’s common stock at an exercise price of $5.00 per share exercisable for 36 months from the date of inception. The subscription was completed on August 10, 2021.

On September 27, 2021, the Company entered into another securities purchase agreement with the same investors, pursuant to which the Company issued in a registered direct offering, an aggregate of 48,000 shares of common stock of the Company at a per share purchase price of $2.50. In addition, the investors also received one Class C warrant and one Class D warrant for the subscription of each preferred share. The Class C warrants consist of the right to purchase up to 80,000 shares of the Company’s common stock at an exercise price of $2.50 per share exercisable for 36 months from the date of inception. The Class D warrants consist of the right to purchase up to 80,000 shares of the Company’s common stock at an exercise price of $5.00 per share exercisable for 36 months from the date of inception.

In connection with the public offering and pursuant to a registration statement on Form S-1, amended (File No. 333-264059), originally filed with the SEC on April 1, 2022, and declared effective by the SEC on August 10, 2022 (the “Registration Statement”), the public offering price of each Unit was $3.50, and each unit consisting of one share of common stock and a warrant to purchase two shares of common stock from the date of issuance until the fifth anniversary of the date of issuance. The Shares and the Warrants comprising the Units were immediately separable and issued separately in the Offering, which closed on August 15, 2022.

In connection with the public offering and pursuant to the underwriting agreement between us and the underwriters named therein, we granted the underwriters a 45-day option to purchase up to 282,000 additional shares of common stock and warrants, equivalent to 15% of the Units sold in the public offering, at the public offering price per Unit, less underwriting discounts and commissions, to cover over-allotments, if any. On September 23, 2022, the underwriters exercised their option to purchase an additional 282,000 warrants from us for gross proceeds of $2,820. The warrants were issued to the underwriters on September 26, 2022.

The exercise price of the Warrants shall be decreased to the reset price, which means the greater of (i) 50% of the exercise price and (ii) 100% of the last volume weighted average price immediately preceding the 90th calendar day following the initial issuance date (the greater of (i) and (ii), the “Reset Price”) if, on the date that is 90 calendar days immediately following the initial issuance date, the Reset Price is less than the exercise price on that date.

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 3 inputs:

	June 30, 2025	December 31, 2024
	$	$

Balance at the beginning of period	76,847	874,116
Fair value change of warrants included in earnings	31,005	(797,269)
Total	107,852	76,847

The following is a summary of the warrant activity:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Outstanding at January 1, 2025	2,239,870	2.14	2.63
Exercisable at January 1, 2025	2,239,870	2.14	2.63
Granted	–	–	–
Exercised / surrendered	–	–	–
Expired	–	–	–
Outstanding at June 30, 2025	2,239,870	2.14	2.38
Exercisable at June 30, 2025	2,239,870	2.14	2.38